Notes Payable (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.00		$ 6.00
Proceeds from Notes Payable	$ 915,000	$ 915,000	$ 0
Repayments of Notes Payable		173,623	0
7% Bridge Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.00%	7.00%		7.00%
Debt Instrument, Maturity Date, Description		the Company may elect to extend the maturity date of the notes to January 1, 2016 by providing written notice to the note holders and a warrant to purchase a number of shares of the Companys common stock equal to (a) the then outstanding principal balance of the note, divided by (b) $6.00 multiplied by 125%.
Percentage Of Net Cash Proceeds Received During Each Month From Issuance Of Debt				0.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		190,625		190,625
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.00		$ 6.00
Warrants Not Settleable in Cash, Fair Value Disclosure		458,900		458,900
Interest Expense, Debt		237,500
Repayments of Notes Payable				$ 173,600
Convertible Preferred Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		194,095		194,095
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.00		$ 6.00
Convertible Preferred Stock [Member] | 7% Bridge Notes [Member]
Percentage Of Net Cash Proceeds Received During Each Month From Issuance Of Debt		25.00%